Note 17 - Trade and Other Receivables - Credit Risk for Trade Receivables by Geographic Region (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Statement Line Items [Line Items]
Trade receivables	$ 6,193	$ 5,899	$ 5,333	$ 5,248
UNITED STATES
Statement Line Items [Line Items]
Trade receivables	108	78	129
UNITED KINGDOM
Statement Line Items [Line Items]
Trade receivables			12	1,600
AUSTRALIA
Statement Line Items [Line Items]
Trade receivables	$ 6,085	$ 5,821	$ 5,192	$ 3,648